Segment and Geographical Information - (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of External Revenues and Long-lived Assets by Geographic Location

Revenues by geographic location

The following table presents total external revenues by geographic location:

Year ended	March 31,
	2019		2018		2017
	$	%	$	%	$	%
Canada	149,064	71.2	148,768	93.4	106,361	91.8
USA	45,982	21.9	-	-	-	-
Europe	14,432	6.9	10,522	6.6	9,457	8.2
	209,478	100.0	159,290	100.0	115,818	100.0

19.	Segment and Geographical Information (Cont’d)

Long-lived assets by geographic location

The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2019		2018
	$	%	$	%
Canada	40,451	31.2	46,050	94.6
USA	86,454	66.7	-	-
Europe	2,619	2.1	2,632	5.4
	129,524	100.0	48,682	100.0

Summary of Revenue from Customers for Major Service Category

Year ended	March 31,
	2019		2018		2017
	$	%	$	%	$	%
System integration and consulting services	204,526	97.6	157,561	98.9	114,529	98.9
Payrolling services	1,461	0.7	1,721	1.1	1,289	1.1
Software revenue	3,491	1.7	8	0.0	-	-
	209,478	100.0	159,290	100.0	115,818	100.0